Notes Receivable and Allowance for Credit Losses (Details) - Schedule of amortized cost basis of our notes receivable by prophet score - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
2023	$ 87,105,202
2022	3,927,431
Total	91,032,633	$ 103,581,855
2023	(81,932)
2022	(5,181,175)
Total	(4,787,473)
2021	344,326
2020	98,439
2019	32,869
A [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2023	37,277,708
2022	556,002
Total	37,833,710
B [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2023	23,527,210
2022	998,967
Total	24,526,177
C [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2023	18,385,600
2022	1,643,973
Total	20,029,573
No Score [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2023	7,914,684
2022	728,489
Total	8,643,173
Current period gross charge-offs [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2023	(81,932)
2022	(6,027,430)
Total	(6,119,010)
2021	(9,175)
2020	(473)
2019
Current period recoveries [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
2023
2022	846,255
Total	1,331,537
2021	353,501
2020	98,912
2019	$ 32,869